Business Segment and Disaggregation of Revenue	12 Months Ended
Mar. 31, 2026
Business Segment and Disaggregation of Revenue [Abstract]
BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

NOTE 3 — BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

A summary of the Company’s revenue disaggregated by major service lines and timing of revenue recognition of the years ended March 31, 2025 and 2026, respectively, are as follow:

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Sales of finished goods	15,814,388	18,110,016	16,730,463
Sales for tooling	340,736	502,518	393,315
	16,155,124	18,612,534	17,123,778

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company has one reportable business segments. Sales are based on the countries in which the customers are from overseas including United States of America, United Kingdom and Europe. Summarized financial information concerning our geographic segments is shown in the following tables:

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
United States of America	10,078,840	12,810,726	12,389,864
United Kingdom	1,287,557	1,517,635	953,375
Europe	4,788,727	4,284,173	3,780,278
Others	-	-	261
	16,155,124	18,612,534	17,123,778